Federated Mid-Cap Index Fund
Portfolio of Investments
January 31, 2020 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—98.1%
		Communication Services—2.0%
13,527	[2]	AMC Networks, Inc.	$494,953
1,565		Cable One, Inc.	2,666,807
31,004		Cinemark Holdings, Inc.	976,936
3,948		Meredith Corp.	118,637
38,353		New York Times Co., Class A	1,227,680
63,206		Tegna, Inc.	1,068,181
29,164	[3]	Telephone and Data System, Inc.	661,439
30,810		TripAdvisor, Inc.	841,729
13,180		Wiley (John) & Sons, Inc., Class A	574,912
9,251	[3]	World Wrestling Entertainment, Inc.	452,189
25,126	[2]	Yelp, Inc.	819,108
		TOTAL	9,902,571
		Consumer Discretionary—13.5%
18,926		Aaron's, Inc.	1,123,447
26,335	[2]	Adient PLC	677,073
16,450	[2]	Adtalem Global Education, Inc.	567,689
47,468		American Eagle Outfitters, Inc.	683,539
21,271	[2]	AutoNation, Inc.	902,741
38,043	[3]	Bed Bath & Beyond, Inc.	542,113
30,410		Boyd Gaming Corp.	907,738
4,326		Brinker International, Inc.	184,677
21,790		Brunswick Corp.	1,369,501
151,058	[2]	Caesars Entertainment Corp.	2,064,963
11,780		Carter's, Inc.	1,249,505
12,669	[3]	Cheesecake Factory, Inc.	486,490
11,288	[3]	Choice Hotels International, Inc.	1,131,058
11,704		Churchill Downs, Inc.	1,689,823
7,552		Columbia Sportswear Co.	709,284
6,999		Cracker Barrel Old Country Store, Inc.	1,070,357
42,616		Dana, Inc.	656,713
9,305	[2]	Deckers Outdoor Corp.	1,776,418
4,833	[2]	Delphi Technologies PLC	74,138
18,330		Dick's Sporting Goods, Inc.	810,736
3,450	[3]	Dillard's, Inc., Class A	209,484
11,171		Domino's Pizza, Inc.	3,147,429
22,290		Dunkin' Brands Group Inc.	1,740,626
13,756	[2,3]	Eldorado Resorts, Inc.	822,334
34,015	[2]	Etsy, Inc.	1,660,272
15,035	[2]	Five Below, Inc.	1,702,263
30,956		Foot Locker, Inc.	1,175,399
68,432		Gentex Corp.	2,037,221
67,729		Goodyear Tire & Rubber Co.	889,282
816		Graham Holdings Co.	448,164
13,893	[2,3]	Grand Canyon Education, Inc.	1,087,544
20,155	[2,3]	GrubHub, Inc.	1,091,393
6,687	[2]	Helen of Troy Ltd.	1,264,177
7,215		Jack in the Box, Inc.	589,826

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
16,032		KB HOME	$602,002
15,620		Lear Corp.	1,924,072
9,986		Marriott Vacations Worldwide Corp.	1,200,717
76,791	[2,3]	Mattel, Inc.	1,123,452
10,160	[2]	Murphy USA, Inc.	1,038,047
15,904	[2,3]	Ollie's Bargain Outlet Holding, Inc.	843,548
2,070		Papa John's International, Inc.	134,095
40,008	[2]	Penn National Gaming, Inc.	1,193,439
16,459		Polaris, Inc., Class A	1,511,595
10,866		Pool Corp.	2,382,914
4,529	[2,3]	RH	945,429
35,105	[2]	Sally Beauty Holdings, Inc.	538,862
15,416	[2]	Scientific Games Corp.	382,933
49,590		Service Corp. International	2,377,840
22,904		Six Flags Entertainment Corp.	873,329
35,970	[2]	Skechers USA, Inc., Class A	1,344,918
15,436	[2]	Tempur Sealy International, Inc.	1,414,246
19,008		Texas Roadhouse, Inc.	1,188,000
48,761		The Wendy's Co.	1,056,651
16,001		Thor Industries, Inc.	1,288,400
37,131		Toll Brothers, Inc.	1,647,131
41,919	[2]	TRI Pointe Group, Inc.	681,603
10,443	[2]	Urban Outfitters, Inc.	267,341
8,315	[2]	Visteon Corp.	663,620
20,833		Williams-Sonoma, Inc.	1,459,977
14,111	[2]	WW International, Inc.	465,381
26,153		Wyndham Destinations, Inc.	1,269,205
25,574		Wyndham Hotels & Resorts, Inc.	1,462,066
		TOTAL	67,824,230
		Consumer Staples—2.7%
36,105	[2]	BJ's Wholesale Club Holdings, Inc.	740,875
9,883		Casey's General Stores, Inc.	1,589,779
16,659	[2]	Edgewell Personal Care Co.	430,135
18,582	[3]	Energizer Holdings, Inc.	859,603
51,048		Flowers Foods, Inc.	1,099,064
20,308	[2]	Hain Celestial Group, Inc.	491,657
15,731		Ingredion, Inc.	1,384,328
3,909		Lancaster Colony Corp.	604,527
16,657		Nu Skin Enterprises, Inc., Class A	542,852
22,318	[2]	Pilgrim's Pride Corp.	581,384
20,788	[2]	Post Holdings, Inc.	2,173,801
5,174		Sanderson Farms, Inc.	712,408
35,308	[2]	Sprouts Farmers Market, Inc.	551,864
2,419	[2]	The Boston Beer Co., Inc., Class A	862,083
3,183	[3]	Tootsie Roll Industries, Inc.	108,572
16,627	[2,3]	TreeHouse Foods, Inc.	741,564
		TOTAL	13,474,496
		Energy—1.7%
89,791	[3]	Antero Midstream Corp.	452,547
19,929	[2]	Apergy Corp.	515,364
380,240	[2,3]	Chesapeake Energy Corp.	194,607

Shares			Value
	[1]	COMMON STOCKS—continued
		Energy—continued
57,444	[2]	CNX Resources Corp.	$415,320
12,453		Core Laboratories NV	437,474
94,588		EQT Corp.	572,257
58,230	[3]	Equitrans Midstream Corp.	563,084
15,780	[2]	Matador Resources Co.	231,493
39,446		Murphy Oil Corp.	826,788
48,932		Patterson-UTI Energy, Inc.	388,520
26,638		PBF Energy, Inc.	727,217
167,799	[2]	Transocean Ltd.	765,164
23,995		World Fuel Services Corp.	938,684
113,499	[2]	WPX Energy Inc.	1,356,313
		TOTAL	8,384,832
		Financials—16.6%
14,249		Affiliated Managers Group	1,137,783
3,929	[2]	Alleghany Corp.	3,134,006
20,388		American Financial Group, Inc.	2,218,010
46,481		Associated Banc-Corp.	926,366
34,371		BancorpSouth Bank	981,979
10,632		Bank of Hawaii Corp.	952,627
41,592		Bank OZK	1,130,471
36,320	[2]	Brighthouse Financial, Inc.	1,412,848
63,583		Brown & Brown	2,854,877
22,312		Cathay Bancorp, Inc.	804,571
26,283		CIT Group Holdings, Inc.	1,201,396
28,439		CNO Financial Group, Inc.	500,242
25,040		Commerce Bancshares, Inc.	1,694,206
13,233		Cullen Frost Bankers, Inc.	1,179,854
41,426		East West Bancorp, Inc.	1,898,968
36,736		Eaton Vance Corp.	1,680,672
11,509		Evercore, Inc., Class A	881,820
9,589		FactSet Research Systems	2,743,509
27,873		Federated Investors, Inc.	1,009,839
30,302		First American Financial Corp.	1,878,118
12,452		First Cash, Inc.	1,082,950
30,667		First Financial Bankshares, Inc.	1,027,958
89,333		First Horizon National Corp.	1,429,328
94,071		FNB Corp. (PA)	1,097,809
42,671		Fulton Financial Corp.	702,791
150,857	[2]	Genworth Financial, Inc., Class A	618,514
15,320	[2]	Green Dot Corp.	460,826
18,425		Hancock Whitney Corp.	732,209
10,556		Hanover Insurance Group, Inc.	1,462,850
45,577		Home Bancshares, Inc.	871,432
22,354		Interactive Brokers Group, Inc., Class A	1,050,638
14,748		International Bancshares Corp.	581,071
45,189		Janus Henderson Group PLC	1,141,926
57,993		Jefferies Financial Group, Inc.	1,254,969
18,022		Kemper Corp.	1,341,197
21,244		Legg Mason, Inc.	831,703
1,237	[2,3]	LendingTree, Inc.	384,954
8,557		Mercury General Corp.	420,063

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
72,012		Navient Corp.	$1,035,533
150,701		New York Community Bancorp, Inc.	1,666,753
81,418		Old Republic International Corp.	1,835,976
39,736		PacWest Bancorp	1,392,747
19,179		Pinnacle Financial Partners, Inc.	1,132,712
13,345		Primerica, Inc.	1,582,183
29,701		Prosperity Bancshares, Inc.	2,085,010
17,058		Reinsurance Group of America	2,457,205
10,971		RenaissanceRe Holdings Ltd.	2,078,346
10,513		RLI Corp.	977,814
34,254		SEI Investments Co.	2,235,416
17,233		Selective Insurance Group, Inc.	1,141,686
15,348		Signature Bank	2,177,728
122,680		SLM Corp.	1,339,666
58,420		Sterling Bancorp	1,168,400
18,964		Stifel Financial Corp.	1,226,781
47,232		Synovus Financial Corp.	1,654,065
37,106		TCF Financial Corp.	1,568,842
14,800	[2]	Texas Capital Bancshares, Inc.	813,408
16,385		Trustmark Corp.	523,992
11,252		UMB Financial Corp.	747,808
63,875		Umpqua Holdings Corp.	1,079,487
26,863		United Bankshares, Inc.	921,401
112,953		Valley National Bancorp	1,189,395
20,392		Washington Federal, Inc.	693,328
26,472		Webster Financial Corp. Waterbury	1,187,534
16,540		Wintrust Financial Corp.	1,046,651
		TOTAL	83,675,217
		Health Care—9.5%
25,673	[2]	Acadia Healthcare Co., Inc.	824,873
50,219	[2]	Allscripts Healthcare Solutions, Inc.	430,879
8,635	[2]	Amedisys, Inc.	1,523,991
27,019	[2]	Arrowhead Pharmaceuticals, Inc.	1,132,366
5,590	[2]	Avanos Medical, Inc.	153,949
6,695	[2]	Bio-Rad Laboratories, Inc., Class A	2,416,359
10,338		Bio-Techne Corp.	2,170,670
6,884	[3]	Cantel Medical Corp.	447,873
39,964	[2]	Catalent, Inc.	2,441,800
13,208	[2]	Charles River Laboratories International, Inc.	2,041,693
5,026		Chemed Corp.	2,347,343
28,025		Encompass Health Corp.	2,158,766
87,028	[2]	Exelixis, Inc.	1,496,882
20,500	[2]	Globus Medical, Inc.	1,071,740
16,217	[2]	Haemonetics Corp.	1,741,544
20,319	[2]	HealthEquity Inc.	1,342,273
18,072		Hill-Rom Holdings, Inc.	1,924,487
3,973	[2]	ICU Medical, Inc.	724,953
18,916	[2]	Integra Lifesciences Corp.	1,041,137
2,555	[2,3]	Ligand Pharmaceuticals, Inc., Class B	224,355
14,096	[2]	Livanova PLC	958,105
13,287	[2]	Masimo Corp.	2,266,762

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
32,437	[2]	MEDNAX Inc.	$748,322
17,766	[2]	Molina Healthcare, Inc.	2,184,685
38,431	[2,3]	Nektar Therapeutics	764,393
14,320	[2]	NuVasive, Inc.	1,104,358
11,851	[3]	Patterson Cos., Inc.	260,841
8,592	[2]	Penumbra, Inc.	1,507,552
18,007	[2]	PRA Health Sciences, Inc.	1,824,289
12,665	[2]	Prestige Consumer Healthcare, Inc.	513,692
15,794	[2]	Repligen Corp.	1,585,560
17,713	[2]	Syneos Health, Inc.	1,086,870
29,421	[2]	Tenet Healthcare Corp.	930,880
12,736	[2]	United Therapeutics Corp.	1,243,925
22,213		West Pharmaceutical Services, Inc.	3,464,117
		TOTAL	48,102,284
		Industrials—15.3%
11,360		Acuity Brands, Inc.	1,339,003
49,445	[2]	AECOM	2,384,732
16,736		AGCO Corp.	1,173,863
15,375	[2]	ASGN, Inc.	1,040,734
7,969	[2]	Avis Budget Group, Inc.	261,383
13,327		Brinks Co. (The)	1,122,000
17,297		Carlisle Cos., Inc.	2,702,310
13,640	[2]	Clean Harbors, Inc.	1,121,481
21,755	[2]	Colfax Corp.	764,906
14,734		Crane Co.	1,259,168
13,634		Curtiss Wright Corp.	1,982,793
16,687		Deluxe Corp.	804,313
34,421		Donaldson Co., Inc.	1,784,729
3,473	[2]	Dycom Industries, Inc.	140,379
14,997		Emcor Group, Inc.	1,232,303
12,396		EnerSys, Inc.	892,016
41,694		Fluor Corp.	745,906
9,986	[2]	FTI Consulting, Inc.	1,198,919
6,730		GATX Corp.	512,355
45,279		Graco, Inc.	2,406,579
10,292	[3]	Healthcare Services Group, Inc.	263,475
13,205		HNI Corp.	474,984
16,801		Hubbell, Inc.	2,406,407
7,497		Insperity, Inc.	655,013
23,636		ITT Corp.	1,585,503
82,750	[2]	Jet Blue Airways Corp.	1,640,932
38,088		KAR Auction Services, Inc.	800,610
16,149		Kennametal, Inc.	505,302
16,044	[2]	Kirby Corp.	1,175,865
27,016		Knight-Swift Transportation Holdings, Inc.	1,001,753
11,093		Landstar System, Inc.	1,228,550
9,513		Lennox International, Inc.	2,216,339
16,439		Lincoln Electric Holdings	1,466,030
16,881		Manpower, Inc.	1,544,443
20,701	[2]	Mastec, Inc.	1,195,483
14,705	[2]	Mercury Systems, Inc.	1,128,609

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
22,261		Miller Herman, Inc.	$860,388
9,485		MSA Safety, Inc.	1,286,166
13,148		MSC Industrial Direct Co.	894,984
15,736		Nordson Corp.	2,657,181
34,591	[2]	Now, Inc.	346,256
45,182		nVent Electric PLC	1,125,032
19,418		OshKosh Truck Corp.	1,670,725
29,973		Owens Corning, Inc.	1,813,067
11,948		Regal Beloit Corp.	937,440
13,184	[2]	Resideo Technologies, Inc.	134,213
15,742		Ryder System, Inc.	751,208
24,477	[2]	Stericycle, Inc.	1,534,218
15,741	[2]	Taser International, Inc.	1,209,066
10,859	[2]	Teledyne Technologies, Inc.	3,964,186
9,800		Terex Corp.	248,430
14,553		Tetra Tech, Inc.	1,245,737
18,348		Timken Co.	963,820
28,907		Toro Co.	2,313,138
13,316	[2]	Trex Co., Inc.	1,308,164
16,023		Trinity Industries, Inc.	325,748
5,630		Valmont Industries, Inc.	799,798
8,774		Watsco, Inc.	1,525,974
12,377		Werner Enterprises, Inc.	456,216
17,774		Woodward, Inc.	2,067,294
26,246	[2]	XPO Logistics, Inc.	2,333,794
		TOTAL	76,931,413
		Information Technology—15.3%
30,718	[2]	ACI Worldwide, Inc.	1,058,235
21,993	[2]	Arrow Electronics, Inc.	1,670,148
29,198		Avnet, Inc.	1,065,435
11,624		Belden, Inc.	572,714
13,000	[3]	Blackbaud, Inc.	1,018,290
8,122		Cabot Microelectronics Corp.	1,181,832
7,967	[2]	CACI International, Inc., Class A	2,130,694
29,073		CDK Global, Inc.	1,560,639
27,178	[2]	Ceridian HCM Holding, Inc.	1,991,876
42,706	[2]	Ciena Corp.	1,736,853
15,408	[2]	Cirrus Logic, Inc.	1,183,488
51,903		Cognex Corp.	2,645,496
7,003	[2]	Coherent, Inc.	990,434
12,770	[2]	Commvault Systems, Inc.	574,905
21,207		CoreLogic, Inc.	986,126
24,598	[2]	Cree, Inc.	1,143,561
113,211		Cypress Semiconductor Corp.	2,641,213
8,720	[2]	Fair Isaac & Co., Inc.	3,508,754
16,623	[2]	First Solar, Inc.	824,168
16,741	[2,3]	II-VI, Inc.	563,335
4,051		InterDigital, Inc.	223,818
12,297		j2 Global, Inc.	1,178,790
37,326		Jabil, Inc.	1,451,608
37,610		KBR, Inc.	1,022,992

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
7,020		Littelfuse, Inc.	$1,241,908
13,599	[2]	LiveRamp Holdings, Inc.	547,224
14,124		LogMeIn, Inc.	1,214,240
20,767	[2]	Lumentum Holdings, Inc.	1,573,516
17,083	[2]	Manhattan Associates, Inc.	1,459,913
14,340		Maximus, Inc.	1,028,895
14,666		MKS Instruments, Inc.	1,537,290
10,924		Monolithic Power Systems	1,869,861
26,799		National Instruments Corp.	1,196,039
42,723	[2]	NCR Corp.	1,440,620
20,330	[2]	NetScout Systems, Inc.	522,684
47,587		Perspecta, Inc.	1,335,767
29,510	[2]	PTC, Inc.	2,452,871
78,193		Sabre Corp.	1,684,277
16,553		Science Applications International Corp.	1,452,857
19,369	[2]	Semtech Corp.	933,392
11,592	[2]	Silicon Laboratories, Inc.	1,139,610
12,944	[2]	Solaredge Technologies, Inc.	1,266,700
9,700	[2]	Synaptics, Inc.	646,893
10,942		Synnex Corp.	1,507,370
9,622	[2]	Tech Data Corp.	1,384,991
21,778	[2]	Teradata Corp.	530,077
45,745		Teradyne, Inc.	3,018,713
75,273	[2]	Trimble, Inc.	3,200,608
10,644	[2]	Tyler Technologies, Inc.	3,445,250
13,027		Universal Display Corp.	2,294,967
16,698	[2]	ViaSat, Inc.	1,062,828
24,935		Vishay Intertechnology, Inc.	505,931
11,760	[2]	WEX, Inc.	2,550,979
		TOTAL	76,971,675
		Materials—5.8%
22,682	[2,3]	Allegheny Technologies, Inc.	391,264
17,285		Aptargroup, Inc.	1,996,590
17,368		Ashland Global Holdings, Inc.	1,284,885
16,866		Cabot Corp.	672,110
14,251		Carpenter Technology Corp.	566,335
31,996		Chemours Co./The	443,785
21,297		Commercial Metals Corp.	437,653
10,008		Compass Minerals International, Inc.	579,363
9,432		Domtar, Corp.	328,422
14,358		Eagle Materials, Inc.	1,309,019
8,406		Greif, Inc., Class A	339,771
12,170	[2]	Ingevity Corp.	793,727
30,876		Louisiana-Pacific Corp.	947,276
10,537		Minerals Technologies, Inc.	570,368
2,570		Newmarket Corp.	1,129,823
21,367		O-I Glass, Inc.	269,652
47,179		Olin Corp.	701,552
22,738		Polyone Corp.	754,447
20,590		Reliance Steel & Aluminum Co.	2,363,732
20,383		Royal Gold, Inc.	2,350,568

Shares			Value
	[1]	COMMON STOCKS—continued
		Materials—continued
35,293		RPM International, Inc.	$2,518,861
11,479		Scotts Miracle-Gro Co.	1,408,932
12,526		Sensient Technologies Corp.	748,428
29,848		Silgan Holdings, Inc.	921,109
28,406		Sonoco Products Co.	1,623,119
61,220		Steel Dynamics, Inc.	1,829,254
28,252	[3]	United States Steel Corp.	256,246
51,106		Valvoline, Inc.	1,077,314
11,386		Worthington Industries, Inc.	418,777
		TOTAL	29,032,382
		Real Estate—11.1%
30,959		Alexander and Baldwin, Inc.	676,764
37,016		American Campus Communities, Inc.	1,697,924
94,365		Brixmor Property Group, Inc.	1,883,525
29,256		Camden Property Trust	3,289,252
18,239		CoreCivic, Inc.	290,912
10,010		Coresite Realty Corp.	1,175,675
31,034		Corporate Office Properties Trust	923,882
39,454		Cousins Properties, Inc.	1,614,852
31,628		Cyrusone, Inc.	1,924,564
33,066		Diversified Healthcare Trust	255,270
44,552		Douglas Emmett, Inc.	1,848,908
12,572		EastGroup Properties, Inc.	1,710,672
22,481		EPR PPTYS	1,604,469
41,387		First Industrial Realty Trust	1,767,225
36,752		Geo Group, Inc.	580,682
35,558		Healthcare Realty Trust, Inc.	1,282,221
27,708		Highwoods Properties, Inc.	1,388,448
31,470		JBG Smith Properties	1,276,108
14,536		Jones Lang LaSalle, Inc.	2,468,504
30,116		Kilroy Realty Corp.	2,486,678
23,282		Lamar Advertising Co.	2,160,802
42,908		Liberty Property Trust	2,688,186
12,466		Life Storage, Inc.	1,410,902
32,416	[3]	Macerich Co. (The)	723,201
27,537		Mack-Cali Realty Corp.	604,713
141,036		Medical PPTYS Trust, Inc.	3,123,947
46,640		National Retail Properties, Inc.	2,611,840
60,754		Omega Healthcare Investors, Inc.	2,548,630
56,624		Park Hotels & Resorts, Inc.	1,242,331
27,005		Pebblebrook Hotel Trust	640,559
12,875		PotlatchDeltic Corp.	553,625
7,101		PS Business Parks, Inc.	1,189,844
28,035		Rayonier, Inc.	851,703
55,616		Sabra Health Care REIT, Inc.	1,195,744
56,129		Service Properties Trust	1,211,264
26,624		Spirit Realty Capital, Inc.	1,405,215
18,639		Taubman Centers, Inc.	492,442
34,598		Urban Edge Properties	636,257
25,413		Weingarten Realty Investors	739,518
		TOTAL	56,177,258

Shares			Value
	[1]	COMMON STOCKS—continued
		Utilities—4.6%
13,713		Allete, Inc.	$1,144,761
58,773		Aqua America, Inc.	3,052,670
16,399		Black Hills Corp.	1,361,609
29,144		Hawaiian Electric Industries, Inc.	1,425,433
16,327		Idacorp, Inc.	1,831,726
53,868		MDU Resources Group, Inc.	1,595,032
18,601		National Fuel Gas Co.	803,377
20,873		New Jersey Resources Corp.	862,472
13,293		Northwestern Corp.	1,023,162
54,379		OGE Energy Corp.	2,493,277
14,095		ONE Gas, Inc.	1,331,978
27,010		PNM Resources, Inc.	1,464,752
15,817		Southwest Gas Holdings, Inc.	1,194,342
14,742		Spire, Inc.	1,243,045
59,091		UGI Corp.	2,457,595
		TOTAL	23,285,231
		TOTAL COMMON STOCKS (IDENTIFIED COST $306,516,133)	493,761,589
		INVESTMENT COMPANIES—3.0%
4,193,295		Federated Government Obligations Fund, Premier Shares, 1.49%[4]	4,193,295
11,199,640		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.71%[4]	11,203,000
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $15,395,930)	15,396,295
		TOTAL INVESTMENT IN SECURITIES—101.1% (IDENTIFIED COST $321,912,063)	509,157,884
		OTHER ASSETS AND LIABILITIES - NET—(1.1)%[5]	(5,676,546)
		TOTAL NET ASSETS—100%	$503,481,338
At January 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
2S&P MidCap 400 E-Mini, Long Futures	51	$10,235,700	March 2020	$(334,602)
The average notional value of long futures contracts held by the Fund throughout the period was 16,370,955. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Federated Equity Management Company of Pennsylvania (the “Manager”) or an affiliate of the Manager. Transactions with affiliated fund holdings during the period ended January 31, 2020, were as follows:
	Federated Investor, Inc.	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 10/31/2019	29,677	16,277,418	17,105,962	33,413,057
Purchases/Additions	—	22,548,442	62,834,457	85,382,899
Sales/Reductions	(1,804)	(34,632,565)	(68,740,779)	(103,375,148)
Balance of Shares Held 1/31/2020	27,873	4,193,295	11,199,640	15,420,808
Value	$1,009,839	$4,193,295	$11,203,000	$16,406,134
Change in Unrealized Appreciation/Depreciation	$98,451	N/A	$(2,106)	$96,345
Net Realized Gain/(Loss)	$24,443	N/A	$1,610	$26,053
Dividend Income	$8,013	$50,978	$82,399	$141,390
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $10,235,700 at January 31, 2020, which represents 2.0% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 100.1%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities on Loaned	Collateral Received
$3,818,646	$4,193,295
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2020.The following acronym is used throughout this portfolio:
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Manager”) and certain of the Manager's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2020, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
REIT	—Real Estate Investment Trust